Document and Entity Information - USD ($)	12 Months Ended
	Dec. 30, 2017	Jan. 27, 2018	Jul. 01, 2017
Document and Entity Information
Entity Registrant Name	Avery Dennison Corp
Entity Central Index Key	0000008818
Document Type	10-K
Document Period End Date	Dec. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 7,752,539,694
Entity Common Stock, Shares Outstanding		87,927,816
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY